Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Interest income (Note 14)
Loans	[1]	$ 7,830	$ 7,263	$ 4,449	$ 22,020	$ 11,068
Securities	[1]	1,870	1,735	884	5,176	2,179
Securities borrowed or purchased under resale agreements	[1]	1,186	1,028	308	3,209	506
Deposits with banks and other	[1]	733	657	159	2,157	234
Interest income	[1]	11,619	10,683	5,800	32,562	13,987
Interest expense (Note 14)
Deposits		6,966	6,211	2,123	19,064	3,710
Securities sold short		105	102	103	299	259
Securities lent or sold under repurchase agreements		1,107	987	252	2,984	379
Subordinated indebtedness		117	118	55	338	119
Other		88	78	31	249	64
Interest expense		8,383	7,496	2,564	22,934	4,531
Net interest income		3,236	3,187	3,236	9,628	9,456
Non-interest income
Underwriting and advisory fees		143	136	120	382	414
Deposit and payment fees		261	214	222	695	659
Credit fees		355	324	324	1,016	955
Card fees		67	106	98	279	335
Investment management and custodial fees		451	435	435	1,314	1,332
Mutual fund fees		428	422	430	1,322	1,358
Insurance fees, net of claims		84	82	94	256	271
Commissions on securities transactions		82	87	87	257	299
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		562	495	318	1,735	863
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		27	31	6	68	41
Foreign exchange other than trading (FXOTT)		82	77	76	286	217
Income (loss) from equity-accounted associates and joint ventures		3	36	11	35	38
Other		69	70	114	206	207
Non-interest income		2,614	2,515	2,335	7,851	6,989
Total revenue		5,850	5,702	5,571	17,479	16,445
Provision for credit losses (Note 6)		736	438	243	1,469	621
Non-interest expenses
Employee compensation and benefits		1,888	1,863	1,767	5,660	5,260
Occupancy costs		199	200	192	607	600
Computer, software and office equipment		613	608	606	1,809	1,699
Communications		88	96	90	273	263
Advertising and business development		76	68	90	217	233
Professional fees		51	59	76	168	231
Business and capital taxes		28	31	30	98	90
Other (Note 13)		364	215	332	2,077	944
Non-interest expenses		3,307	3,140	3,183	10,909	9,320
Income before income taxes		1,807	2,124	2,145	5,101	6,504
Income taxes		377	436	479	1,551	1,446
Net income		1,430	1,688	1,666	3,550	5,058
Net income attributable to non-controlling interests		10	11	6	30	16
Preferred shareholders and other equity instrument holders		66	67	46	205	134
Common shareholders		1,354	1,610	1,614	3,315	4,908
Net income attributable to equity shareholders		$ 1,420	$ 1,677	$ 1,660	$ 3,520	$ 5,042
Earnings per share (in dollars) (Note 12)
Basic	[2]	$ 1.47	$ 1.77	$ 1.79	$ 3.63	$ 5.44
Diluted	[2]	1.47	1.76	1.78	3.63	5.42
Dividends per common share (in dollars)	[2]	$ 0.87	$ 0.85	$ 0.83	$ 2.57	$ 2.44

[1]	Interest income included $11.0 billion for the quarter ended July 31, 2023 (April 30, 2023: $10.1 billion; July 31, 2022: $5.2 billion) and $30.8 billion for the nine months ended July 31, 2023 (July 31, 2022: $12.4 billion), calculated based on the effective interest rate method.
[2]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.